Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Purchase Obligations	Future minimum payments required under these commitments as of December 31, 2019 are as follows:

Purchase Obligations
(Dollars in millions)
2020	$924
2021	436
2022	748
2023	61
2024	39
Thereafter	36
Total	$2,244